Gains On Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Income from debt and equity instruments	$ 12,843,272	$ 3,734,512	$ 22,366,638
Gain from foreign currency forward transactions	1,492,046	6,309,957	9,002,174
Gain from the sale of financial assets	500,304	0	0
Interest rate swaps	101,095	94,492	215,575
(Loss)/Gains from put options	(34,657)	(2,302,454)	1,461,299
TOTAL	$ 14,902,060	$ 7,836,507	$ 33,045,686